CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Total
BALANCE at Dec. 31, 2021	$ 406	$ 135,643	$ (73,533)	$ 8	$ 62,524
BALANCE, shares at Dec. 31, 2021	101,597,998
Equity component of the 2018 Notes		31			31
Net loss			(346)		(346)
Foreign currency translation adjustment				(5)	(5)
BALANCE at Dec. 31, 2022	$ 406	135,674	(73,879)	3	62,204
BALANCE, shares at Dec. 31, 2022	101,597,998
Equity component of the 2018 Notes		94			94
Net loss			(1,719)		(1,719)
BALANCE at Dec. 31, 2023	$ 406	135,768	(75,598)	3	60,579
BALANCE, shares at Dec. 31, 2023	101,597,998
Shares issued on conversion of convertible note	$ 44	21,047			21,091
Shares issued on conversion of convertible note, shares	10,912,168
Net loss			(13,413)		(13,413)
Foreign currency translation adjustment				(8)	(8)
BALANCE at Dec. 31, 2024	$ 450	$ 156,815	$ (89,011)	$ (5)	$ 68,249
BALANCE, shares at Dec. 31, 2024	112,510,166